Business Combination (Details Narrative) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Apr. 06, 2021	Dec. 31, 2021
Business Acquisition [Line Items]
Common stock, voting rights		The shares of non-economic Class B and Class C Common Stock of the Company entitle each share to one vote and ten votes per share, respectively
Noncontrolling interest, description		As a result of the Up-C structure, the noncontrolling interest is held by the Existing Equityholders who retained 71.5% of the economic ownership percentage of AST LLC
Common Class B [Member]
Business Acquisition [Line Items]
Common stock, voting rights		Shares of Class B Common Stock were issued to the Existing Equityholders of AST LLC (other than Mr. Abel Avellan) in connection with the Business Combination and are non-economic, but entitle the holder to one vote per share.
Common Class C [Member]
Business Acquisition [Line Items]
Common stock, voting rights		Shares of Class C Common Stock were issued to Mr. Abel Avellan in connection with the Business Combination and are non-economic, but entitle the holder to ten votes per share (the “Super-Voting Rights”).
AST LLC [Member]
Business Acquisition [Line Items]
Acquisition cost transaction expenses	$ 416.9
Business acquisition, transaction costs	$ 45.7
AST LLC [Member] | Common Class B [Member]
Business Acquisition [Line Items]
Business acquisition, shares issued	51,600,000
AST LLC [Member] | Common Class C [Member]
Business Acquisition [Line Items]
Business acquisition, shares issued	78,200,000
PIPE Investors [Member] | Common Stock [Member] | Subscription Agreements [Member] | NPA [Member]
Business Acquisition [Line Items]
Stock issued during period, shares	23,000,000
Shares issued, price per share	$ 10.00
Stock issued during period, value	$ 230.0